Retirement benefit obligations - Principal Assumptions (Details)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Principal Actuarial And Financial Assumptions Used In Valuations Of Defined Benefit Pension Schemes [Line Items]
Discount rate	3.80%	1.94%
Rate of inflation:
Rate of salary increases	0.00%	0.00%
Weighted-average rate of increase for pensions in payment	2.82%	2.88%
Retail Price Index
Rate of inflation:
Prices index	3.10%	3.21%
Consumer Price Index
Rate of inflation:
Prices index	2.77%	2.92%